Entity Level Disclosures and Segment Information	6 Months Ended
Jun. 30, 2022
Entity Level Disclosures and Segment Information [Abstract]
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION

NOTE 11 - ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

The following tables present details of the Company’s operating segments for the six months ended June 30, 2022 and 2021:

	Consumer cybersecurity & privacy	Enterprise privacy		Enterprise cybersecurity	Consolidated	Adjustment to net loss for the period
	Six months ended June 30, 2022
	U.S. dollar in thousands

Revenues	4,990	3,667		141	8,798

Adjusted operating loss	(1,742)	(2,285	)*	(635)	-	(4,662)

Non-attributable corporate expenses						(768)
Share-based payments						(1,014)
Impairment of goodwill						(569)
Depreciation and amortization						(1,013)
Operating loss						(8,026)
Financial expenses, net						(10)
Taxes on income						151
Net loss for the period						(7,885)

	Enterprise privacy		Enterprise cybersecurity	Consolidated	Adjustment to net loss for the period
	Six months ended June 30, 2021
	U.S. dollar in thousands

Revenues	2,796		335	3,131

Adjusted operating loss	(1,023	)*	(1,969)	-	(2,992)
Non-attributable corporate expenses					(937)
Share-based payments					(567)
Contingent consideration measurement					434
Depreciation and amortization					(757)
Operating loss					(4,819)
Financial income, net					(140)
Taxes on income					76
Net loss for the period					(4,883)

*	Including legal expenses related to Bright Data action, see also Note 9.